General, Description of Business, Basis of Presentation, and Summary of Significant Accounting Policies (Details)			1 Months Ended	12 Months Ended
	Oct. 31, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2021	Jul. 01, 2021
Gulfstream Natural Gas System, LLC [Member]
General and Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage				50.00%
Discovery Producer Services LLC [Member]
General and Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage				60.00%
Laurel Mountain Midstream, LLC [Member]
General and Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage				69.00%
Blue Racer Midstream LLC [Member]
General and Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage				50.00%
Overland Pass Pipeline Company LLC [Member]
General and Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage				50.00%
Rocky Mountain Midstream Holdings LLC [Member]
General and Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage				50.00%
Williams Companies Inc [Member] | Northeast JV [Member]
General and Description Of Business [Abstract]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest			65.00%
Williams Companies Inc [Member] | Blue Racer Midstream LLC [Member] | Beneficial Owner [Member]
General and Description Of Business [Abstract]
Limited Liability Company or Limited Partnership, Members or Limited Partners, Ownership Interest		29.00%
Transmission And Gulf Of Mexico [Member] | Gulfstream Natural Gas System, LLC [Member]
General and Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage				50.00%
Transmission And Gulf Of Mexico [Member] | Discovery Producer Services LLC [Member]
General and Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage				60.00%
Transmission And Gulf Of Mexico [Member] | Williams Companies Inc [Member] | Gulfstar One [Member]
General and Description Of Business [Abstract]
Variable Interest Entity Ownership Percentage				51.00%
Northeast G And P [Member] | Laurel Mountain Midstream, LLC [Member]
General and Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage				69.00%
Northeast G And P [Member] | Blue Racer Midstream LLC [Member]
General and Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage				50.00%
Northeast G And P [Member] | Blue Racer Midstream Holdings LLC
General and Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage	58.00%	58.00%
Northeast G And P [Member] | Williams Companies Inc [Member] | Northeast JV [Member]
General and Description Of Business [Abstract]
Variable Interest Entity Ownership Percentage				65.00%
Northeast G And P [Member] | Williams Companies Inc [Member] | Cardinal Gas Services LLC [Member]
General and Description Of Business [Abstract]
Variable Interest Entity Ownership Percentage				66.00%
Northeast G And P [Member] | Williams Companies Inc [Member] | Blue Racer Midstream LLC [Member] | Beneficial Owner [Member]
General and Description Of Business [Abstract]
Limited Liability Company or Limited Partnership, Members or Limited Partners, Ownership Interest	29.00%
Northeast G And P [Member] | Williams Companies Inc [Member] | Appalachia Midstream Services, LLC [Member]
General and Description Of Business [Abstract]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest				66.00%
West [Member] | Overland Pass Pipeline Company LLC [Member]
General and Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage				50.00%
West [Member] | Rocky Mountain Midstream Holdings LLC [Member]
General and Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage				50.00%
West [Member] | Targa Train 7 LLC [Member]
General and Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage				20.00%
West [Member] | Williams Companies Inc [Member] | Conway Fractionator [Member]
General and Description Of Business [Abstract]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest				50.00%
West [Member] | Williams Companies Inc [Member] | Brazos Permian II, LLC [Member]
General and Description Of Business [Abstract]
Limited Liability Company or Limited Partnership, Members or Limited Partners, Ownership Interest				15.00%
Gas & NGL Marketing Services | Sequent Acquisition
General and Description Of Business [Abstract]
Business Acquisition, Percentage of Voting Interests Acquired					100.00%